Restructuring Actions (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015 item	Dec. 31, 2015 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated | item	1,700
Restructuring charges		$ 114
Employee-Related
Restructuring Cost and Reserve [Line Items]
Restructuring charges		98
Asset-Related
Restructuring Cost and Reserve [Line Items]
Restructuring charges		16
Corporate and Unallocated
Restructuring Cost and Reserve [Line Items]
Restructuring charges		37
Corporate and Unallocated | Employee-Related
Restructuring Cost and Reserve [Line Items]
Restructuring charges		37
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		40
Selling, general and administrative expenses
Restructuring Cost and Reserve [Line Items]
Restructuring charges		62
Research, development and related expenses
Restructuring Cost and Reserve [Line Items]
Restructuring charges		12
Industrial | Business Segments
Restructuring Cost and Reserve [Line Items]
Restructuring charges		42
Industrial | Business Segments | Employee-Related
Restructuring Cost and Reserve [Line Items]
Restructuring charges		30
Industrial | Business Segments | Asset-Related
Restructuring Cost and Reserve [Line Items]
Restructuring charges		12
Safety and Graphics | Business Segments
Restructuring Cost and Reserve [Line Items]
Restructuring charges		11
Safety and Graphics | Business Segments | Employee-Related
Restructuring Cost and Reserve [Line Items]
Restructuring charges		11
Health Care | Business Segments
Restructuring Cost and Reserve [Line Items]
Restructuring charges		9
Health Care | Business Segments | Employee-Related
Restructuring Cost and Reserve [Line Items]
Restructuring charges		9
Electronics and Energy | Business Segments
Restructuring Cost and Reserve [Line Items]
Restructuring charges		12
Electronics and Energy | Business Segments | Employee-Related
Restructuring Cost and Reserve [Line Items]
Restructuring charges		8
Electronics and Energy | Business Segments | Asset-Related
Restructuring Cost and Reserve [Line Items]
Restructuring charges		4
Consumer | Business Segments
Restructuring Cost and Reserve [Line Items]
Restructuring charges		3
Consumer | Business Segments | Employee-Related
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 3